Assets pledged and collateral (Details) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2017	Dec. 31, 2016
Assets pledged and collateral
Total assets pledged or assigned as collateral	SFr 112,294	SFr 122,805	SFr 112,294	SFr 122,805
of which encumbered	71,309	83,473	71,309	83,473
Fair value of collateral received with the right to sell or repledge	398,459	402,690	398,459	402,690
of which sold or repledged	159,781	167,487
Bank
Assets pledged and collateral
Total assets pledged or assigned as collateral	112,294	122,811	112,294	122,811
of which encumbered	71,309	83,478	71,309	83,478
Fair value of collateral received with the right to sell or repledge	SFr 398,459	SFr 402,702	398,459	402,702
of which sold or repledged			SFr 159,781	SFr 167,499